Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		9 Months Ended
		Sep. 30, 2019 USD ($) $ / MMBTU $ / MWh	Dec. 31, 2018 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 93	$ 294
Fair Value of Derivative Liabilities		934	279
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		20	93
Fair Value of Derivative Liabilities		554	103
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		5,645	5,156
Total liabilities		934	279
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		2,603	2,297
Total liabilities		554	103
Fair Value, Measurements, Recurring | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		80	250
Fair Value of Derivative Liabilities		80	135
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		20	90
Fair Value of Derivative Liabilities		33	15
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		20	70
Total liabilities		21	6
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		17	66
Total liabilities		16	6
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		20	70
Fair Value of Derivative Liabilities		21	6
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		17	66
Fair Value of Derivative Liabilities		16	$ 6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		5
Fair Value of Derivative Liabilities		5
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		5
Fair Value of Derivative Liabilities		$ 5
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(5)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(5)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum [Member] | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum [Member] | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum [Member] | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	8
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum [Member] | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	8
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[3]	$ 13
Fair Value of Derivative Liabilities	[3]	10
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[3]	12
Fair Value of Derivative Liabilities		$ 10
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Minimum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Minimum | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Maximum [Member] | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	7
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Maximum [Member] | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Maximum [Member] | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Maximum [Member] | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Weighted Average | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Weighted Average | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	0
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 2
Fair Value of Derivative Liabilities		6
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities		$ 1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	1.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Price Volatility [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	24.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Assets | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	1.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum [Member] | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	6
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum [Member] | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	6
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum [Member] | Derivative Financial Instruments, Liabilities | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	71.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum [Member] | Derivative Financial Instruments, Liabilities | Price Volatility [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	52.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum [Member] | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	6
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum [Member] | Assets | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	70.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[4]	26.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Price Volatility [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[4]	35.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	4
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Assets | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[4]	47.00%

[1]	Represents market prices beyond defined terms for Levels 1 and 2.
[2]	Averages weighted by volume.
[3]	Includes basis.
[4]	Represents volatilities unrepresented in published markets.